Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Line Items]
Effective tax rate	16.42%	27.92%	29.56%
Tax loss carryforwards for federal tax		$ 326.9
Tax loss carryforwards expire after certain period		$ 198.6
Tax loss carryforwards expiration period		between 2033 and 2038
Tax loss carryforwards expire indefinitely		$ 121.2
Tax losses for state and municipal		$ 252.0
Tax losses expiration period		between 2024 and 2043
Mexico [Member]
Income Taxes [Line Items]
Effective tax rate	30.00%	30.00%	30.00%
Canada [Member]
Income Taxes [Line Items]
Tax losses		$ 7.1
Tax losses expiration period		between 2032 and 2043